REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES	12 Months Ended
Dec. 31, 2024
REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES
REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES

7.REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES

The split of SCHMID revenues according to types of sales categories is as follows:

in € thousand	2024	2023	2022
Technical equipment and processes(1)	47,443	77,554	73,151
Spare Parts	8,976	9,722	14,302
Service(2)	3,971	1,781	1,978
Other	446	1,189	5,627
Total	60,836	90,246	95,058
(1)	Included within the “Technical equipment and processes” category is revenue from the sale and installation of machines, long-term development and extended warranties.
(2)	Included within the “Services” category is revenue from repair services, installations of modifications and inspections.

Revenue recognized at a point in time was €51,232 thousand, €81,761 thousand and €89,316 thousand for the fiscal years ended December 31, 2024, 2023 and 2022, respectively. Revenue recognized over time was €9,603 thousand, €8,485 thousand and €5,742 thousand for the fiscal years ended December 31, 2024, 2023 and 2022, respectively.

At the end of fiscal year 2024, SCHMID had contract liabilities in connection with the sale of machines, spare parts and installations resulting from prepayments made by customers of €11,284 (December 31, 2023: €17,931 thousand, December 31, 2022: €30,569 thousand). The services provided by SCHMID and the timing of payments made by the customer during the contract term may differ. In those cases, the contract is recognized in the Consolidated Statements of Financial Position as either a contract asset or a contract liability. Apart from contract liabilities in connection with customer prepayments, SCHMID recognizes long-term development contracts over time, which leads to a recognition of contract assets.

Changes to contract liabilities for years ended December 31, 2024, 2023 and 2022 are as follows:

in € thousand	2024	2023	2022
Balance at January 1	17,931	30,569	25,682
Sales revenues included in contractual liabilities at the beginning of the period	(17,769)	(30,406)	(25,682)
Increase due to customer payments received	11,121	17,769	30,569
Balance at December 31	11,284	17,931	30,569

At the end of fiscal year 2024, the Order Backlog for the machine sales amounts to €27,713 thousand (December 31, 2023: €48,651 thousand, December 31, 2022: €79,571 thousand). The Order Backlog for spare parts and services amounts to €1,750 thousand (December 31, 2023: €6,380 thousand, December 31, 2022: €6,535 thousand). All Order Backlog is expected to be realized within 1 to 3 years, most part to be realized within 3 to 5 months.

Order Backlog represents the goods or services ordered by customers but not delivered/provided as of the date of the statement of financial position.

SCHMID’s cost of sales include the following cost types:

in € thousand	2024	2023	2022
Personnel expenses	(17,545)	(16,690)	(16,221)
Material expenses	(21,821)	(35,767)	(34,274)
Depreciation/amortization	(5,209)	(4,904)	(4,147)
Other expenses	(4,217)	(6,488)	(7,079)
Total cost of sales	(48,791)	(63,849)	(61,721)

Other expenses include a variety of positions such as cost for outward freight, production-related short-term leases and facility costs.